Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions
4. Related Party Transactions
Relationship with ERJ
Prior to the separation from ERJ, Eve was managed, operated, and funded by ERJ. Accordingly, certain shared costs have been allocated to Eve and reflected as expenses in Eve’s stand-alone unaudited condensed consolidated financial statements. The expenses reflected in the unaudited condensed consolidated financial statements may not be indicative of expenses that will be incurred by Eve in the future.
a) Corporate cost
ERJ incurred corporate costs for services provided to the UAM Business. These costs include expenses for information systems, accounting, other financial services such as treasury, audit and purchasing, and human resources, legal, and facilities.
Until December 31, 2021, a portion of these costs that benefited the UAM Business, was allocated to the UAM Business using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.

The allocated corporate costs included in the unaudited condensed combined consolidated statement of operations were approximately $711,461 and $757,410 for the six months ended June 30, 2022, and 2021, respectively, and $169,213 and $429,467 for the three months ended June 30, 2022, and 2021, respectively, and were included into SG&A expenses for each of the years.
Effective January 1, 2022 ERJ started charging Eve for administrative services under the SSA (see more details below).
b) Cash Management and Financing
Eve is responsible for managing its own cash which was originally composed by the $15 million of capital contribution made by ERJ in July 2021 upon the formation of the legal entity.
Upon the Closing, Eve received more than $300 million in cash to pay for its obligations.
c) Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve, ERJ and Eve entered into a Master Service Agreement (the “MSA”) and Shared Service Agreement (the “SSA”) on December 14, 2021. The initial terms for the MSA and SSA are 15 years. The MSA can be automatically renewed for additional successive one-year
periods. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as the ability to access to manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as back-office shared service centers. In addition, on December 14, 2021 Eve entered into a master service agreement with the Atech company with the initial term of 15 years. Atech’s MSA fees are charged to Eve for services related to Air Traffic Management, defense systems, simulation systems, engineering and consulting services.
As of June 30, 2022, there is an outstanding related party payable of $9,560,773, of which $8,500,315 and $150,293 are related to the MSA and SSA, respectively. During the period ended June 30, 2022 Eve has incurred cost in the amount of $8,492,772, of which $8,329,133 is in relation to the MSA and $163,649 is in relation to the SSA.
Fees and Expenses in connection with the MSA are set to be payable within forty-five (45) days of receipt by Eve of an invoice from ERJ together with documentation supporting the fees and expenses set forth on such invoice. Costs and expenses incurred in connection with the provision of shared services to Eve pursuant to the SSA are set to be payable within forty-five (45) days of receipt by Eve. All payments and amounts due or paid in US Dollars.
d) Related party receivable/payable
Certain employees were transferred from ERJ to Eve. On the transfer date of each employee, all payroll related accruals were assumed by Eve and it recognized a Related party receivable from ERJ. Additionally, EAH transferred certain liabilities related to the Eve business, which led to the recognition of a receivable from EAH. This receivable balance is decreased when EAH pays for corporate expenses (e.g. health insurance) on behalf of Eve.
As of June 30, 2022, there is an outstanding Related party receivable balance of $256,645, of which $252,728 relates to ERJ’s LTIP. As of June 30, 2022, there is an outstanding Related party payable of $9,560,773, of which $589,852 is reimbursement for marketing expenses, $320,313 is reimbursement for payroll expenses and insurance, and the remaining balance is for MSA and SSA, as stipulated above in section (c).
e) Royalty-free licenses
The agreements with ERJ also allow Eve to access royalty-free license to ERJ’s background intellectual property to be used within the UAM market.

	As of June 30, 2022		As of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
ERJ	$256,645	$8,775,560	$220,000	$—
EAH		320,313
Atech	—	464,900	—	—

Total	$256,645	$9,560,773	$220,000	$—

	Operating results - Three Months ended June 30,		Operating results - Six Months ended June 30,
	2022	2021	2022	2021
ERJ	$7,872,317	$—	$14,582,415	$—
Atech	620,455	—	1,374,591	—

Total	$8,492,772	$—	$15,957,006	$—

4.	Related Party Transactions
Relationship with ERJ
The UAM Business has historically been managed, operated, and funded by ERJ. Accordingly, certain shared costs have been allocated to the UAM Business and reflected as expenses in the UAM Business’ stand-alone combined financial statements. The expenses reflected in the combined financial statements may not be indicative of expenses that will be incurred by the UAM Business in the future.

(a)	Corporate costs
ERJ incurs corporate costs for services provided to the UAM Business. These costs include expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities.
A portion of these costs benefit the UAM Business and are allocated to the UAM Business using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.
The allocated corporate costs included in the combined statement of operations were approximately $1,323,915, $1,167,432 and $1,710,595 for the years ended December 31, 2021, 2020 and 2019, respectively, and were included in general and administrative expenses for each of the years.

(b)	Cash Management and Financing
The UAM Business is responsible for managing its own cash which was originally composed by the $15 million of capital contribution made by ERJ in August 2021 upon the formation of the legal entity. In the event that additional funding is needed, ERJ will provide the required funding as described in Note 2.
(c)	Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve, ERJ and Eve entered into a master service agreement (the “MSA”) and Shared Service Agreement (the “SSA”) on December 13, 2021. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as the ability to access to manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as engineering and testing facilities, as well as back-office shared service centers. During 2021, the UAM Business has incurred $1,109,345 in relation to the MSA and the SSA.